Document and Entity Information	Feb. 06, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001572616
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 06, 2024
Entity Registrant Name	FRACTYL HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41942
Entity Tax Identification Number	27-3553477
Entity Address, Address Line One	17 Hartwell Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	902-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	GUTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false